STATEMENTS OF OPERATIONS - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details {2}
Director Fees	$ 8	$ 5	$ 6